COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Operating Lease Liabilities
2023	$ 6,974,583	$ 6,163,141
2024	797,193	1,186,440
2025	497,261	738,108
2026	147,486	207,838
2027	7,032	11,415
Thereafter	66,000	66,000
Total operating lease liabilities	8,489,555	8,372,942
Amount representing interest	(348,254)	(543,069)
Present value of minimum lease payments	8,141,301	7,829,873
Financing lease obligations
2022	731,830	710,776
2023	0	0
2024	0	0
2025	0	0
2026	0	0
Thereafter	0	0
Total financing lease liabilities	731,830	710,776
Amount representing interest	0	0
Total future payments	$ 731,830	$ 710,776